Leases - Lessor (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 item
Leases
Number of leased printers | item	0	0	1
Operating lease income	€ 128	€ 9
Less than one year
Leases
Operating lease under IFRS 16	126	106
1 to 3 years
Leases
Operating lease under IFRS 16	212	212
3 to 5 years
Leases
Operating lease under IFRS 16	€ 106	€ 203